Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2016	Mar. 31, 2016
Derivative assets
Gross derivative balances, derivative assets	[1]	¥ 33,017	¥ 37,697
Less: Amounts offset in the consolidated balance sheets	[2]	(31,859)	(36,325)
Total net amounts reported on the face of the consolidated balance sheets	[3]	1,158	1,372
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(101)	(457)
Cash collateral
Net amount		1,057	915
Derivative liabilities
Gross derivative balances, derivative liabilities	[1],[5]	32,769	37,503
Less: Amounts offset in the consolidated balance sheets	[2],[5]	(31,884)	(36,456)
Total net amounts reported on the face of the consolidated balance sheets	[3],[5]	885	1,047
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4],[5]	(83)	(59)
Cash collateral	[4],[5]	(8)	(7)
Net amount	[5]	794	981
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		819	945
Derivative liabilities
Gross derivative balances, derivative liabilities	[5]	977	1,126
Equity contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets
Derivative liabilities
Gross derivative balances, derivative liabilities
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		252	340
Derivative liabilities
Gross derivative balances, derivative liabilities	[5]	308	415
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		10,329	11,372
Derivative liabilities
Gross derivative balances, derivative liabilities	[5]	9,935	11,102
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		15,782	17,442
Derivative liabilities
Gross derivative balances, derivative liabilities	[5]	15,744	17,387
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		8	11
Derivative liabilities
Gross derivative balances, derivative liabilities	[5]	6	5
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		430	577
Derivative liabilities
Gross derivative balances, derivative liabilities	[5]	522	709
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		79	101
Derivative liabilities
Gross derivative balances, derivative liabilities	[5]	80	96
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		1	1
Derivative liabilities
Gross derivative balances, derivative liabilities	[5]	1	1
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		5,299	6,888
Derivative liabilities
Gross derivative balances, derivative liabilities	[5]	5,172	6,639
Foreign exchange contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		16	19
Derivative liabilities
Gross derivative balances, derivative liabilities	[5]	23	15
Foreign exchange contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		0	0
Derivative liabilities
Gross derivative balances, derivative liabilities	[5]	0	0
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		0	0
Derivative liabilities
Gross derivative balances, derivative liabilities	[5]	0	6
Commodity contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets
Derivative liabilities
Gross derivative balances, derivative liabilities
Commodity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		2	1
Derivative liabilities
Gross derivative balances, derivative liabilities	[5]	¥ 1	¥ 2

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2016, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \203 billion and \326 billion, respectively. As of September 30, 2016, the gross balance of such derivative assets and derivative liabilities was \148 billion and \262 billion, respectively.
[2]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2016, Nomura offset a total of \1,885 billion of cash collateral receivables against net derivative liabilities and \1,754 billion of cash collateral payables against net derivative assets. As of September 30, 2016, Nomura offset a total of \1,815 billion of cash collateral receivables against net derivative liabilities and \1,790 billion of cash collateral payables against net derivative assets.
[3]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments - Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[4]	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2016, a total of \298 billion of cash collateral receivables and \466 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2016, a total of \251 billion of cash collateral receivables and \560 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[5]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.